SolarWindow Technology	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
SolarWindow Technology

NOTE 4 - SolarWindow™ Technology

Stevenson-Wydler Cooperative Research and Development Agreement with the Alliance for Sustainable Energy

On March 18, 2011, in the Company’s efforts to advance the commercial development of its SolarWindow™ technology, it entered into a Stevenson-Wydler Cooperative Research and Development Agreement (the “CRADA”) with the Alliance for Sustainable Energy, LLC, which is the operator of The National Renewable Energy Laboratory (“NREL”) under its U.S. Department of Energy contract. Under terms of the CRADA, NREL researchers will make use of the Company’s exclusive intellectual property and NREL’s background intellectual property in order to work towards specific product development goals. A No-Cost Extension to the CRADA extends SolarWindow™ development through December 2012.

Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the CRADA, which has been granted. Accordingly, certain terms of the CRADA have not been disclosed. The disclosure of such confidential information may potentially harm the Company’s competitive position and jeopardize its ability to effectively negotiate future development and sublicensing agreements on preferential terms; and, ongoing relationship with NREL and its ability to negotiate favorable terms with NREL in regards to the ongoing development of the Company’s technologies.

Pursuant to the CRADA, during the three months ended May 31, 2012 and 2011, the Company recorded $66,897 and $0, respectively, as research and development expense. During the nine months ended May 31, 2012 and 2011, the Company recorded $159,728 and $84,717, respectively, as research and development expense. From inception (May 5, 1998) to May 31, 2012, the Company recorded $285,637 as research and development expense.

University of South Florida Research Foundation, Inc. License Agreement, Option Agreement and Sponsored Research Agreement

Through New Energy Solar the Company is a party to a License Agreement, an Addendum to the License Agreement, an Option Agreement and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc. These agreements provide for the Company’s support of a project relating to the development of the SolarWindow™ technology and grant it an exclusive worldwide commercial license under certain patents relating to the SolarWindow™ technology. A No-Cost Extension to the Sponsored Research Agreement extends SolarWindow™ R&D through December 2012. Pursuant to SEC Rule 24b-2, the Company has submitted requests to the SEC for confidential treatment of certain portions of these agreements, which have been granted. Accordingly, certain terms of these agreements have not been disclosed.

On July 5, 2011, the Company entered into a letter agreement pursuant to which the Company agreed to reimburse the University of South Florida (“USF”) for filing fees associated with USF’s Provisional Patent and future PCT Applications (the “Applications”) for certain identified technologies (the “Letter Agreement”). Pursuant to the terms of the Letter Agreement, the Company committed to reimburse USF for all documented, out-of-pocket costs directly related to the filing and maintenance of the Applications. In return, USF granted the Company the exclusive right to negotiate a definitive option or license agreement with USF for the technologies underlying the Applications for a period of time after USF files a Provisional Patent for an identified technology (the “Negotiation Period”). Should the Negotiation Period expire without the Company and USF entering into an agreement, the Company could extend the Negotiation Period for an additional period of time by paying USF a one-time payment of a specified sum. If after this additional time the Company and USF fail to enter into an agreement, USF is free to enter into negotiations and license the underlying technologies to a third-party.

Pursuant to these agreements, during the three and nine months ended May 31, 2012 and 2011, and from inception (May 5, 1998) to May 31, 2012, the Company recorded the following as research and development expense and patent related expense included in selling, general and administrative expenses:

					Cumulative
					May 5, 1998
	Three Months Ended May 31,		Nine Months Ended May 31,		(Inception) to
	2012	2011	2012	2011	May 31, 2012
University of South Florida:
Research and development expense	$24,935	$18,556	$64,016	$58,800	$354,887
Patent and PCT application expense	7,858	5,843	23,248	5,943	38,363
Total	$32,793	$24,399	$87,264	$64,743	$393,250

University of Illinois at Urbana-Champaign Sponsored Research Agreement

Through Sungen the Company was a party to a Sponsored Research Agreement with the University of Illinois at Urbana-Champaign (“UIUC”) that provided for the Company’s support of the development of a new technology to integrate films of silicon nanoparticle material on glass substrates. This agreement expired on August 22, 2008. As of such date, the Company had advanced a total of $266,709 to UIUC pursuant to the terms of the agreement. Pursuant to the terms of the agreement, the Company was to advance an additional $156,109 to UIUC, which is included in other accrued liabilities at August 31, 2011. The Company had not made the advance as the advance was contingent on the determination as to whether funds previously paid to UIUC under the terms of the agreement had been fully expended. The Company was of the opinion that to the extent these funds were not expended, they are refundable to the Company.

During the nine months ended May 31, 2012, The Company evaluated the status of the aforementioned agreement and related contingent liability to UIUC. The Company determined that the $156,109 liability is no longer valid and has been eliminated to other income.

The Company has not recorded any research and development expense pursuant to this agreement since its fiscal year ending August 31, 2008. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $422,818 as research and development expense pursuant to this agreement and a $156,109 credit to other income during the nine months ended May 31, 2012.

Note 5. SolarWindow™ Technology

Stevenson-Wydler Cooperative Research and Development Agreement with the Alliance for Sustainable Energy

On March 18, 2011, in the Company’s efforts to advance the commercial development of its SolarWindow™ technology, it entered into a Stevenson-Wydler Cooperative Research and Development Agreement (the “CRADA”) with the Alliance for Sustainable Energy, LLC, which is the operator of The National Renewable Energy Laboratory (“NREL”) under its U.S. Department of Energy contract. Under terms of the CRADA, NREL researchers will make use of the Company’s exclusive intellectual property and NREL’s background intellectual property in order to work towards specific product development goals.

Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the CRADA, which has been granted. Accordingly, certain terms of the CRADA have not been disclosed. The disclosure of such confidential information may potentially harm the Company’s competitive position and jeopardize its ability to effectively negotiate future development and sublicensing agreements on preferential terms; and, ongoing relationship with NREL and its ability to negotiate favorable terms with NREL in regards to the ongoing development of the Company’s technologies.

University of South Florida Research Foundation, Inc. License Agreement, Option Agreement and Sponsored Research Agreement

Through the Company’s wholly-owned subsidiary, New Energy Solar Corporation, it is a party to a License Agreement, an Addendum to the License Agreement, an Option Agreement and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc. These agreements provide for the Company’s support of a project relating to the development of the SolarWindow™ technology and grant it an exclusive worldwide commercial license under certain patents relating to the SolarWindow™ technology. Pursuant to SEC Rule 24b-2, the Company has submitted requests to the SEC for confidential treatment of certain portions of these agreements, which have been granted. Accordingly, certain terms of these agreements have not been disclosed.

On July 5, 2011, the Company entered into a letter agreement pursuant to which the Company agreed to reimburse the University of South Florida (“USF”) for filing fees associated with USF’s Provisional Patent and future PCT Applications (the “Applications”) for certain identified technologies (the “Letter Agreement”). Pursuant to the terms of the Letter Agreement, the Company committed to reimburse USF for all documented, out-of-pocket costs directly related to the filing and maintenance of the Applications. In return, USF granted the Company the exclusive right to negotiate a definitive option or license agreement with USF for the technologies underlying the Applications for a period of time after USF files a Provisional Patent for an identified technology (the “Negotiation Period”). Should the Negotiation Period expire without the Company and USF entering into an agreement, the Company could extend the Negotiation Period for an additional period of time by paying USF a one-time payment of a specified sum. If after this additional time the Company and USF fail to enter into an agreement, USF is free to enter into negotiations and license the underlying technologies to a third-party.

During the years ended August 31, 2011 and 2010, the Company recorded $113,762 and $138,936, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $290,870 as research and development expense pursuant to these same agreements.

University of Illinois at Urbana-Champaign Sponsored Research Agreement

Through the Company’s wholly-owned subsidiary, Sungen Energy, Inc., it was a party to a Sponsored Research Agreement with the University of Illinois at Urbana-Champaign that provided for the Company’s support of the development of a new technology to integrate films of silicon nanoparticle material on glass substrates. This agreement expired on August 22, 2008. As of such date, the Company had advanced a total of $266,709 to the University of Illinois pursuant to the terms of the agreement. Pursuant to the terms of the agreement, the Company was to advance an additional $156,109 to the University of Illinois, which is included in other accrued liabilities at August 31, 2011 and August 31, 2010. However, the Company has not made the advance pending determination as to whether funds previously paid to the University of Illinois under the terms of the agreement have been fully expended. The Company is of the opinion that to the extent these funds were not expended, they are refundable to the Company.

The Company did not record any research and development expense pursuant to this agreement during the year ended August 31, 2011 or 2010. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $422,818 as research and development expense pursuant to this agreement.